UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21682

                                 Sterling Capital Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

                                                     Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell III, President

Sterling Capital Variable Insurance Funds

434 Fayetteville Street, 5th Floor

                                 Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Select Equity VIF

Schedule of Portfolio Investments

March 31, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.8%)
	Consumer Discretionary (7.6%)
13,650	Comcast Corp., Class A	$409,637
4,185	DIRECTV, Class A(a)	206,488
2,180	Lowe’s Cos., Inc.	68,408
6,450	Target Corp.	375,841
1,680	Time Warner Cable, Inc.	136,920
10,860	Walt Disney Co. (The)	475,451

		1,672,745

	Consumer Staples (9.2%)
4,400	Coca-Cola Co. (The)	325,644
2,240	CVS Caremark Corp.	100,352
7,245	Kellogg Co.	388,549
3,420	Kraft Foods, Inc., Class A	129,994
7,800	PepsiCo, Inc.	517,530
4,830	Procter & Gamble Co. (The)	324,624
2,265	Sysco Corp.	67,633
2,870	Wal-Mart Stores, Inc.	175,644

		2,029,970

	Energy (13.4%)
5,940	Anadarko Petroleum Corp.	465,340
2,200	Baker Hughes, Inc.	92,268
9,170	Cenovus Energy, Inc.	329,570
3,510	Chevron Corp.	376,412
9,000	Exxon Mobil Corp.	780,570
7,710	Schlumberger, Ltd.	539,160
11,670	Suncor Energy, Inc.	381,609

		2,964,929

	Financials (11.8%)
1,950	American Express Co.	112,827
5,100	Berkshire Hathaway, Inc., Class B(a)	413,865
11,850	JPMorgan Chase & Co.	544,863
7,800	MetLife, Inc.	291,330
440	T. Rowe Price Group, Inc.	28,732
6,540	Travelers Cos., Inc. (The)	387,168
14,300	Wells Fargo & Co.	488,202
15,300	Weyerhaeuser Co., REIT	335,376

		2,602,363

	Health Care (15.6%)
7,740	Express Scripts, Inc.(a)	419,353
4,920	Johnson & Johnson	324,523
1,980	Medtronic, Inc.	77,596
12,950	Merck & Co., Inc.	497,280
13,830	Pfizer, Inc.	313,388
12,390	St. Jude Medical, Inc.	549,001
6,170	Stryker Corp.	342,312
9,150	UnitedHealth Group, Inc.	539,301
5,055	WellPoint, Inc.	373,059

		3,435,813

	Industrials (9.1%)
3,600	FedEx Corp.	331,056
33,900	General Electric Co.	680,373

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
6,840	Honeywell International, Inc.	$417,582
1,250	Union Pacific Corp.	134,350
16,260	Xylem, Inc.	451,215

		2,014,576

	Information Technology (23.5%)
1,646	Apple, Inc.(a)	986,728
21,840	Cisco Systems, Inc.	461,916
14,550	EMC Corp.(a)	434,754
726	Google, Inc., Class A(a)	465,540
9,150	Intel Corp.	257,207
1,800	International Business Machines Corp.	375,570
23,190	Microsoft Corp.	747,877
9,600	Oracle Corp.	279,936
5,280	QUALCOMM, Inc.	359,146
11,000	TE Connectivity, Ltd.	404,250
12,255	Texas Instruments, Inc.	411,891

		5,184,815

	Materials (3.6%)
9,900	Barrick Gold Corp.	430,452
6,720	E.I. du Pont de Nemours & Co.	355,488

		785,940

	Telecommunication Services (2.0%)
13,800	AT&T, Inc.	430,974

	Total Common Stocks (Cost $16,678,038)	21,122,125

EXCHANGE TRADED FUNDS (1.3%)
2,240	Financial Select Sector SPDR Fund	35,347
7,400	Utilities Select Sector SPDR Fund	259,370

	Total Exchange Traded Funds (Cost $276,143)	294,717

INVESTMENT COMPANY (4.1%)
903,063	Federated Treasury Obligations Fund, Institutional Shares	903,063

	Total Investment Company (Cost $903,063)	903,063

Total Investments — 101.2% (Cost $17,857,244)		22,319,905
Net Other Assets (Liabilities) — (1.2)%		(271,774)

NET ASSETS — 100.0%		$22,048,131

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

SPDR — Standard and Poors Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Equity VIF

Schedule of Portfolio Investments

March 31, 2012 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (51.1%)
20,971	Sterling Capital Equity Income Fund, Institutional Class	$329,868
5,401	Sterling Capital Equity Index Fund, Institutional Class	50,935
31,346	Sterling Capital Mid Value Fund, Institutional Class	456,716
102,323	Sterling Capital Select Equity Fund, Institutional Class	1,276,986
9,026	Sterling Capital Small Value Fund, Institutional Class	114,904
37,409	Sterling Capital Special Opportunities Fund, Institutional Class(a)	715,632
109,551	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	109,551

	Total Affiliated Investment Companies (Cost $2,529,626)	3,054,592

NON-AFFILIATED INVESTMENT COMPANIES (9.1%)
29,635	Credit Suisse Commodity Return Strategy Fund(a)	244,788
13,571	Harding, Loevner International Equity Portfolio	202,615
2,425	Lazard Emerging Markets Equity Portfolio	47,806
1,464	Oppenheimer Developing Markets Fund	48,737

	Total Non-Affiliated Investment Companies (Cost $510,788)	543,946

EXCHANGE TRADED FUNDS (40.0%)
4,393	iShares Dow Jones US Real Estate Index Fund	273,640
11,148	iShares MSCI EAFE Index Fund	612,025
4,616	iShares MSCI EAFE Small Cap Index Fund	185,240
4,363	iShares MSCI EAFE Value Index Fund	205,017
11,230	iShares MSCI Emerging Markets Index Fund	482,216
2,036	iShares Russell 2000 Index Fund	168,683
7,361	iShares Russell Midcap Growth Index Fund	462,786

	Total Exchange Traded Funds (Cost $2,054,125)	2,389,607

Total Investments — 100.2% (Cost $5,094,539)		5,988,145
Net Other Assets (Liabilities) — (0.2)%		(11,909)

NET ASSETS — 100.0%		$5,976,236

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities VIF

Schedule of Portfolio Investments

March 31, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (94.1%)
	Consumer Discretionary (11.8%)
80,000	Comcast Corp., Class A	$2,400,800
50,000	Ford Motor Co.	624,500
19,000	Yum! Brands, Inc.	1,352,420

		4,377,720

	Consumer Staples (5.8%)
90,000	Dole Food Co., Inc.(a)	898,200
17,000	Energizer Holdings, Inc.(a)	1,261,060

		2,159,260

	Energy (10.3%)
15,000	Apache Corp.	1,506,600
11,000	Devon Energy Corp.	782,320
11,000	EOG Resources, Inc.	1,222,100
10,000	Halliburton Co.	331,900

		3,842,920

	Financials (5.8%)
40,000	Charles Schwab Corp. (The)	574,800
5,000	CME Group, Inc.	1,446,650
15,500	Och-Ziff Capital Management Group LLC, Class A	143,840

		2,165,290

	Health Care (20.3%)
40,000	Allscripts Healthcare Solutions, Inc.(a)	664,000
38,000	Gilead Sciences, Inc.(a)	1,856,300
49,000	Merck & Co., Inc.	1,881,600
34,000	Teva Pharmaceutical Industries, Ltd., ADR	1,532,040
27,000	UnitedHealth Group, Inc.	1,591,380

		7,525,320

	Industrials (1.7%)
7,000	FedEx Corp.	643,720

	Information Technology (32.6%)
150,000	Activision Blizzard, Inc.	1,923,000

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
50,000	Adobe Systems, Inc.(a)	$1,715,500
78,000	Cisco Systems, Inc.	1,649,700
70,000	Corning, Inc.	985,600
92,000	Dell, Inc.(a)	1,527,200
46,000	eBay, Inc.(a)	1,696,940
33,000	Harris Corp.	1,487,640
19,000	Intuit, Inc.	1,142,470

		12,128,050

	Materials (5.8%)
26,000	Newmont Mining Corp.	1,333,020
52,000	Yamana Gold, Inc.	812,240

		2,145,260

	Total Common Stocks (Cost $27,674,425)	34,987,540

INVESTMENT COMPANY (6.0%)
2,249,015	Federated Treasury Obligations Fund, Institutional Shares	2,249,015

	Total Investment Company (Cost $2,249,015)	2,249,015

Total Investments — 100.1% (Cost $29,923,440)		37,236,555
Net Other Assets (Liabilities) — (0.1)%		(47,202)

NET ASSETS — 100.0%		$37,189,353

(a)	Represents non-income producing security.

ADR — American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments

March 31, 2012 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (2.0%)
$ 95,000	American Express Credit Account Master Trust, Series 2008-7, Class A, 1.542%, 3/15/16(a)	$96,646
200,000	Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.302%, 1/15/16(a)	200,008
85,000	MBNA Credit Card Master Note Trust, Series 2006-A5, Class A5, 0.302%, 10/15/15(a)	85,000

	Total Asset Backed Securities (Cost $381,126)	381,654

COLLATERALIZED MORTGAGE OBLIGATIONS (11.0%)
108,361	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.180%, 4/25/35(a)	105,673
60,086	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	58,593
114,121	Banc of America Funding Corp., Series 2006-2, Class 3A1, 6.000%, 3/25/36	107,313
69,746	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	68,841
65,854	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	67,663
80,393	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	83,396
168,639	Fannie Mae, Series 2011-31, Class DA, 3.500%, 11/25/28(b)	174,760
64,005	Fannie Mae, Series 2003-33, Class A, 4.000%, 5/25/33(b)	68,232
60,804	Fannie Mae, Series 2003-33, Class AQ, 4.000%, 5/25/33(b)	64,036
204,304	Fannie Mae, Series 2009-70, Class PA, 5.000%, 8/25/35(b)	209,993
89,702	Fannie Mae, Series 2008-29, Class BG, 4.700%, 12/25/35(b)	95,068
43,708	First Horizon Asset Securities, Inc., Series 2003-5, Class 1A19, 5.500%, 7/25/33	45,401
56,386	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15(b)	58,624
45,034	Freddie Mac, Series 3773, Class AL, 3.250%, 6/15/25(b)	46,952
65,018	MASTR Alternative Loans Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	65,722
75,216	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	75,760
86,249	Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	87,213
53,489	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.680%, 12/25/34(a)	50,513
140,890	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.518%, 6/25/34(a)	130,056
76,467	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	80,108
44,812	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	44,470
125,472	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.619%, 1/25/35(a)	110,412
130,156	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.717%, 10/25/35(a)	122,737

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE
	OBLIGATIONS — (continued)
$49,063	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	$50,075

	Total Collateralized Mortgage Obligations (Cost $2,051,362)	2,071,611

COMMERCIAL MORTGAGE-BACKED SECURITIES (11.0%)
14,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class A5, 5.171%, 11/10/42(a)	15,397
89,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.194%, 11/10/42(a)	93,294
100,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.889%, 7/10/44(a)	112,247
30,734	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49(a)	31,421
150,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.674%, 6/11/41	163,089
40,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3, 5.468%, 6/11/41(a)	42,921
95,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.225%, 7/15/44(a)	102,015
95,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	107,153
90,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	90,774
139,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	143,049
155,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	170,951
101,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(c)	109,569
100,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29(a)	107,404
62,000	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	65,200
150,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	168,158
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46(a)	28,982
220,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	241,565
80,000	Morgan Stanley Capital I, Series 2006-HQ8, Class AM, 5.467%, 3/12/44(a)	85,167
119,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	127,919

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

March 31, 2012 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 57,394	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	$58,348

	Total Commercial Mortgage-Backed Securities (Cost $1,947,749)	2,064,623

CORPORATE BONDS (29.7%)
	Consumer Discretionary (2.1%)
33,000	CBS Corp., 8.875%, 5/15/19(d)	43,356
121,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(d)	175,411
53,000	Home Depot, Inc. (The), 5.875%, 12/16/36	63,501
27,000	NBCUniversal Media LLC, 5.950%, 4/1/41	31,073
28,000	Walt Disney Co. (The), 1.350%, 8/16/16	28,092
33,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	35,528
24,000	Wyndham Worldwide Corp., 4.250%, 3/1/22	23,528

		400,489

	Consumer Staples (2.3%)
49,000	Altria Group, Inc., 9.950%, 11/10/38	74,531
27,000	Anheuser-Busch InBev Worldwide, Inc., 6.375%, 1/15/40	35,801
48,000	Coca-Cola Co. (The), 3.150%, 11/15/20	50,146
38,000	CVS Caremark Corp., 6.125%, 9/15/39	44,389
27,000	Flowers Foods, Inc., 4.375%, 4/1/22	26,885
27,000	J.M. Smucker Co. (The), 3.500%, 10/15/21	27,354
105,000	Lorillard Tobacco Co., 6.875%, 5/1/20	123,371
46,000	Wal-Mart Stores, Inc., 5.625%, 4/15/41	55,677

		438,154

	Energy (3.8%)
65,000	BP Capital Markets PLC, 3.200%, 3/11/16	68,870
52,000	Canadian Oil Sands, Ltd., 4.500%, 4/1/22(c)	52,383
59,000	Energy Transfer Partners LP, 9.000%, 4/15/19(d)	73,168
54,000	Enterprise Products Operating LLC, 5.950%, 2/1/41	60,158
39,000	Halliburton Co., 4.500%, 11/15/41	39,487
43,000	Kinder Morgan Energy Partners LP, 3.950%, 9/1/22	42,573
38,000	Noble Energy, Inc., 4.150%, 12/15/21	38,840
32,000	NuStar Logistics LP, 7.650%, 4/15/18(d)	37,880
36,000	Occidental Petroleum Corp., 1.750%, 2/15/17	36,400
65,000	Petrobras International Finance Co., 3.500%, 2/6/17	66,623
30,000	Phillips 66, 4.300%, 4/1/22(c)	30,516
41,000	Schlumberger Investment SA, 3.300%, 9/14/21(c)	41,539
42,000	Statoil ASA, 3.150%, 1/23/22	42,359
68,000	Williams Partners LP, 7.250%, 2/1/17	81,830

		712,626

	Financials (12.6%)
31,000	Aflac, Inc., 8.500%, 5/15/19	40,461
33,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	32,303
58,000	American International Group, Inc., 3.800%, 3/22/17	58,728
78,000	Bank of America Corp., 5.700%, 1/24/22	82,570
60,000	Berkshire Hathaway, Inc., 2.200%, 8/15/16	62,149

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$19,000	CIT Group, Inc., 4.750%, 2/15/15(c)	$19,168
40,000	Citigroup, Inc., 5.875%, 1/30/42	41,445
90,000	Colonial Realty LP, 6.250%, 6/15/14(d)	95,719
57,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.875%, 2/8/22	55,123
42,000	Credit Suisse, 5.400%, 1/14/20	43,237
38,000	Eksportfinans ASA, GMTN, 1.875%, 4/2/13	37,050
68,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15	74,280
125,000	General Electric Capital Corp., 2.950%, 5/9/16(d)	130,390
74,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39(d)	91,386
63,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/22	64,811
55,000	Health Care REIT, Inc., 4.125%, 4/1/19(e)	54,562
47,000	ING Bank NV, 4.000%, 3/15/16(c)	47,578
52,000	Jefferies Group, Inc., 8.500%, 7/15/19	57,720
48,000	John Deere Capital Corp., MTN, 1.850%, 9/15/16	48,571
154,000	JPMorgan Chase & Co., 4.350%, 8/15/21	157,347
47,000	KeyCorp, MTN, 5.100%, 3/24/21	51,803
39,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(c)	39,149
104,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	115,617
24,000	MetLife, Inc., 6.750%, 6/1/16	28,514
40,000	Morgan Stanley, 5.300%, 3/1/13	41,142
95,000	Morgan Stanley, 4.750%, 4/1/14	96,555
45,000	Morgan Stanley, MTN, 6.625%, 4/1/18(d)	47,386
58,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	58,043
38,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	55,112
31,000	PNC Funding Corp., 2.700%, 9/19/16	31,942
47,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	55,460
101,000	Scottrade Financial Services, Inc., 6.125%, 7/11/21(c)	98,944
41,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	56,477
43,000	SL Green Realty Corp., REIT, 5.000%, 8/15/18	43,766
28,000	SunTrust Banks, Inc., 3.500%, 1/20/17	28,560
48,000	Toronto-Dominion Bank (The), 2.375%, 10/19/16	49,236
46,000	Ventas Realty LP, REIT, 4.750%, 6/1/21(d)	46,412
70,000	Wachovia Corp., 5.625%, 10/15/16	78,037
31,000	WEA Finance LLC, 4.625%, 5/10/21(c)	31,359
30,000	WR Berkley Corp., 4.625%, 3/15/22	29,898

		2,378,010

	Health Care (1.8%)
26,000	Cigna Corp., 5.375%, 2/15/42	26,668
60,000	DENTSPLY International, Inc., 2.750%, 8/15/16	60,314
17,000	Gilead Sciences, Inc., 5.650%, 12/1/41	18,159
55,000	Stryker Corp., 2.000%, 9/30/16	56,378
73,000	Teva Pharmaceutical Finance IV, BV, 3.650%, 11/10/21	73,896
62,000	Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	64,164
42,000	UnitedHealth Group, Inc., 4.625%, 11/15/41	42,011

		341,590

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

March 31, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Industrials (2.1%)
$ 52,000	Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	$53,023
85,000	Corrections Corp. of America, 7.750%, 6/1/17	92,650
65,000	George Washington University (The), 3.485%, 9/15/22	66,575
57,000	Textron, Inc., 4.625%, 9/21/16	60,178
30,000	URS Corp., 5.000%, 4/1/22(c)	29,655
62,000	Verisk Analytics, Inc., 5.800%, 5/1/21(d)	66,196
31,000	Waste Management, Inc., 2.600%, 9/1/16	31,765

		400,042

	Information Technology (0.7%)
24,000	Hewlett-Packard Co., 2.600%, 9/15/17	23,985
50,000	Intel Corp., 4.800%, 10/1/41	53,260
39,000	Oracle Corp., 5.375%, 7/15/40	45,094

		122,339

	Materials (1.7%)
19,000	Bemis Co., Inc., 4.500%, 10/15/21	19,854
53,000	Dow Chemical Co. (The), 4.250%, 11/15/20	55,458
25,000	Ecolab, Inc., 5.500%, 12/8/41	27,113
31,000	Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/22	29,773
38,000	Newmont Mining Corp., 4.875%, 3/15/42	35,356
29,000	Rock-Tenn Co., 4.900%, 3/1/22(c)	28,957
68,000	Sealed Air Corp., 6.875%, 7/15/33(c)	64,940
46,000	Vale Overseas, Ltd., 6.875%, 11/21/36	53,353

		314,804

	Telecommunication Services (1.2%)
24,000	AT&T, Inc., 5.550%, 8/15/41	26,602
52,000	Crown Castle International Corp., 9.000%, 1/15/15(d)	57,200
53,000	Telecom Italia Capital SA, 7.721%, 6/4/38	51,675
27,000	Telefonica Emisiones SAU, 5.134%, 4/27/20(d)	25,824
57,000	Verizon Communications, Inc., 6.350%, 4/1/19	69,412

		230,713

	Utilities (1.4%)
72,000	Duke Energy Carolinas LLC, 6.100%, 6/1/37	88,825
15,000	PSEG Power LLC, 5.500%, 12/1/15	16,839
22,000	PSEG Power LLC, 2.750%, 9/15/16	22,210
66,000	Southern Co. (The), 1.950%, 9/1/16	67,058
61,000	Virginia Electric and Power Co., 2.950%, 1/15/22	60,394

		255,326

	Total Corporate Bonds (Cost $5,407,778)	5,594,093

MORTGAGE-BACKED SECURITIES (31.6%)
	Fannie Mae(b) (13.2%)
10,562	4.500%, 10/1/18, Pool #752030	11,357
19,220	5.000%, 10/1/25, Pool #255894	21,024
112,913	4.000%, 12/1/25, Pool #AH0973	119,704
194,971	3.500%, 6/1/26, Pool #AB3171	204,685
15,990	5.500%, 2/1/27, Pool #256600	17,512
13,168	6.000%, 9/1/34, Pool #790912	14,647
6,603	7.000%, 6/1/35, Pool #255820	7,662
38,268	5.000%, 11/1/35, Pool #842402	41,381
38,277	6.000%, 12/1/36, Pool #902054	42,283
115,075	6.000%, 7/1/37, Pool #940807	126,903

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae(b) — (continued)
$ 243,440	5.500%, 8/1/37, Pool #995082	$267,109
98,070	4.804%, 7/1/38, Pool #981430(a)	105,143
34,995	5.500%, 7/1/38, Pool #934323	38,163
75,719	5.000%, 1/1/39, Pool #995245	81,854
95,906	4.500%, 6/1/40, Pool #AD6432	102,157
75,549	5.000%, 6/1/40, Pool #AD4927	81,647
204,723	5.000%, 6/1/40, Pool #AD7860	221,247
73,755	4.500%, 8/1/40, Pool #AE2305	78,562
125,333	5.000%, 9/1/40, Pool #AE0530	135,488
165,984	4.000%, 3/1/41, Pool #AH8824	174,220
85,009	4.500%, 3/1/41, Pool #AH8825	90,709
162,352	4.500%, 5/1/41, Pool #AI1023	173,238
195,706	4.500%, 5/1/41, Pool #AI1859	208,829
114,000	4.500%, 4/15/42(e)	121,250

		2,486,774

	Freddie Mac(b) (12.9%)
20,075	6.000%, 10/1/19, Pool #G11679	21,669
9,913	5.500%, 10/1/21, Pool #G12425	10,732
167,283	5.000%, 7/1/25, Pool #G14273	180,113
155,000	3.000%, 3/1/27, Pool #E03077	160,612
15,885	5.500%, 7/1/35, Pool #A36540	17,335
6,409	6.000%, 7/1/35, Pool #A36304	7,105
212,535	4.500%, 8/1/35, Pool #G01853	225,756
21,354	5.500%, 2/1/36, Pool #G08111	23,276
34,506	5.500%, 4/1/37, Pool #G08192	37,557
142,997	5.500%, 5/1/37, Pool #G03240	155,866
19,665	5.000%, 6/1/37, Pool #G03094	21,199
95,125	6.000%, 8/1/37, Pool #A64401	105,414
54,155	6.000%, 8/1/37, Pool #A64981	59,792
18,937	5.697%, 9/1/37, Pool #1Q0319(a)	20,499
64,062	6.500%, 12/1/37, Pool #A69955	71,878
11,612	5.500%, 1/1/38, Pool #A71523	12,639
203,790	5.500%, 10/1/38, Pool #G04814	221,811
144,010	4.500%, 1/1/40, Pool #A90764	152,789
310,747	5.500%, 1/1/40, Pool #G06021	338,227
128,594	3.793%, 7/1/40, Pool #1B4948(a)	135,944
214,468	5.000%, 7/1/40, Pool #A93070	231,032
66,335	5.000%, 7/1/40, Pool #C03487	71,458
131,283	4.000%, 9/1/40, Pool #A93643	137,463

		2,420,166

	Ginnie Mae (5.5%)
226,059	5.500%, 1/15/39, Pool #646685	253,120
36,843	4.500%, 3/15/39, Pool #697957	40,198
119,631	4.500%, 2/15/40, Pool #737031	130,563
73,394	5.000%, 2/15/40, Pool #737037	81,331
247,842	4.500%, 9/20/40, Pool #4801	270,063
74,000	5.000%, 4/15/42(e)	81,724
160,000	5.500%, 4/15/42(e)	178,800

		1,035,799

	Total Mortgage-Backed Securities (Cost $5,775,994)	5,942,739

MUNICIPAL BONDS (3.7%)
	California (1.9%)
65,000	California, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	84,139

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	California — (continued)
$30,000	Los Angeles Harbor Department Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	$30,433
220,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	251,856

		366,428

	New Mexico (0.3%)
50,000	New Mexico, Public Improvements Revenue, Series A1, 5.000%, 7/1/15	57,128

	New York (1.5%)
95,000	New York City Municipal Water Finance Authority, Build America Bonds Taxable, Series EE, Refunding Notes, Callable 6/15/20 @ 100, 6.491%, 6/15/42	106,400
155,000	New York, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	176,241

		282,641

	Total Municipal Bonds (Cost $627,298)	706,197

U.S. TREASURY NOTES (7.7%)
65,000	0.250%, 2/15/15	64,533
205,000	0.875%, 2/28/17	203,559
69,000	1.875%, 8/31/17	71,523
672,000	2.125%, 8/15/21	671,528
353,000	4.500%, 8/15/39	432,425

	Total U.S. Treasury Notes (Cost $1,458,522)	1,443,568

Shares
PREFERRED STOCKS (1.6%)
	Consumer Staples (0.6%)
1	HJ Heinz Finance Co., Series B, 8.000%(c)	108,250

	Financials (1.0%)
2,810	Citigroup Capital XIII, 7.875%	76,432
2,394	Fifth Third Capital Trust VI, 7.250%	60,472
1,850	US Bancorp, Series F, 6.500%	50,301

	Total Preferred Stocks (Cost $287,496)	295,455

Shares		Fair Value
INVESTMENT COMPANY (4.0%)
746,750	Federated Treasury Obligations Fund, Institutional Shares	$746,750

	Total Investment Company (Cost $746,750)	746,750

Total Investments — 102.3% (Cost $18,684,075)		19,246,690
Net Other Assets (Liabilities) — (2.3)%		(439,705)

NET ASSETS — 100.0%		$18,806,985

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2012. The maturity date reflected is the final maturity date.

(b)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(c)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(d)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(e)	Represents securities purchased on a when-issued basis. At March 31, 2012, total cost of investments purchased on a when-issued basis was $436,032.

AMBAC — American Municipal Bond Insurance Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Variable Insurance Funds

Notes to Schedules of Portfolio Investments

March 31, 2012 (Unaudited)

1.	Organization:

Sterling CapitalVariable Insurance Funds was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of Sterling Capital Select Equity VIF, Sterling Capital Strategic Allocation Equity VIF, Sterling Capital Special Opportunities VIF, and Sterling Capital Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. All Funds are “diversified” funds.

Sterling Capital Strategic Allocation Equity VIF invests primarily in underlying mutual funds and exchange traded funds as opposed to individual securities. By owning shares of underlying investment companies (including exchange traded funds), Sterling Capital Strategic Allocation Equity VIF invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. In addition, Sterling Capital Strategic Allocation Equity VIF’s exposure to underlying equity funds may include funds that invest in real estate or other similar securities and invest in derivatives.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including the underlying funds in which Sterling Capital Strategic Allocation Equity VIF invests, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. No securities were valued in accordance with these procedures as of March 31, 2012.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2012 there were no significant changes to the valuation policies and procedures.

Sterling Capital Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

March 31, 2012 (Unaudited)

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2012 is as follows:

Investments in Securities	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Sterling Capital Select Equity VIF	$22,319,905(a)	$—	$—	$22,319,905
Sterling Capital Strategic Allocation Equity VIF	5,988,145(a)	—	—	5,988,145
Sterling Capital Special Opportunities VIF	37,236,555(a)	—	—	37,236,555
Sterling Capital Total Return Bond VIF	746,750(b)	18,499,940(a)	—	19,246,690

(a)	Industries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents investment companies.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2012. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Mortgage Dollar Rolls — Sterling Capital Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required in the Funds’ financial statements.

Sterling Capital Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

March 31, 2012 (Unaudited)

3.	Investments in Affiliated Issuers:

A summary of Sterling Capital Strategic Allocation Equity VIF’s transactions in the shares of affiliated issuers during the period ended March 31, 2012 is set forth below:

	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at March 31, 2012	Value at March 31, 2012
Sterling Capital Equity Income Fund, Institutional Class	24,835	—	3,864	20,971	$329,868
Sterling Capital Equity Index Fund, Institutional Class	6,607	15	1,221	5,401	50,935
Sterling Capital International Fund, Institutional Class	125,310	—	125,310	—	—
Sterling Capital Mid Value Fund, Institutional Class	38,986	—	7,640	31,346	456,716
Sterling Capital Select Equity Fund, Institutional Class	90,720	27,449	15,846	102,323	1,276,986
Sterling Capital Small Value Fund, Institutional Class	11,128	—	2,102	9,026	114,904
Sterling Capital Special Opportunities Fund, Institutional Class	13,912	23,497	—	37,409	715,632
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	76,801	8,734,950	8,702,200	109,551	109,551

Total Affiliates	388,299	8,785,911	8,858,183	316,027	$3,054,592

4.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period ended March 31, 2012, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2011, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Sterling Capital Select Equity VIF	$18,975,564	2016
Sterling Capital Select Equity VIF	3,263,903	2017
Sterling Capital Strategic Allocation Equity VIF	2,264,206	2016
Sterling Capital Strategic Allocation Equity VIF	1,989,928	2017
Sterling Capital Strategic Allocation Equity VIF	1,467,590	2018

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At March 31, 2012, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Tax Gross Unrealized Appreciation	Tax Gross Unrealized Depreciation	Net Tax Gross Unrealized Appreciation
Sterling Capital Select Equity VIF	$18,073,095	$4,545,936	$(299,126)	$4,246,810
Sterling Capital Strategic Allocation Equity VIF	5,297,651	898,848	(208,354)	690,494
Sterling Capital Special Opportunities VIF	29,979,295	7,814,290	(557,030)	7,257,260
Sterling Capital Total Return Bond VIF	18,693,668	632,319	(79,297)	553,022

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Variable Insurance Funds

By (Signature and Title)	/s/ E.G. Purcell III
E.G. Purcell III, President (principal executive officer)

Date	5/25/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. Purcell III
E.G. Purcell III, President (principal executive officer)

Date	5/25/2012

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, Treasurer (principal financial officer)

Date	5/25/2012